Goodwill and other intangible assets and liabilities - Narrative (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2016	Dec. 31, 2015		Dec. 31, 2014	Jun. 30, 2015
Goodwill [Line Items]
Goodwill derecognized		$ 0	$ 41
Percentage increase (decrease) in share price (as percent)	(43.00%)
Share price (in dollars per share)	$ 5.90					$ 10.34
Percentage increase (decrease) in weighted average share price (as percent)	(34.00%)
Weighted average share price (in dollars per share)	$ 7.96					$ 12.04
Loss on goodwill impairment		$ 0	$ (563)	[1]
Remaining economic lives of underlying assets			30 years		30 years
Weighted average cost of capital (as percent)			10.00%		9.50%
Lower range of amortization life of unfavorable contracts		2 years
Upper range of amortization life of unfavorable contracts		5 years
Non-controlling interest
Goodwill [Line Items]
Loss on goodwill impairment					$ (39)
Floaters
Goodwill [Line Items]
Goodwill derecognized			$ 41
Loss on goodwill impairment					0
Floaters | Non-controlling interest
Goodwill [Line Items]
Loss on goodwill impairment			$ (95)
Jack-ups
Goodwill [Line Items]
Loss on goodwill impairment					$ 232

[1]	Refer to Note 39 "Restatement of previously issued financial statements"